Janus Henderson Asset - Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - 43 .2%
Affirm Asset Securitization Trust, 5.0800%, 4/15/30 (144A) $ 1,644,342 $ 1,645,418
Alloya Auto Receivables Trust, 4.9900%, 3/25/30 (144A) 1,500,000 1,492,373
Ally Bank Auto Credit-Linked Notes, 5.8270%, 5/17/32 (144A) 147,670 149,146
Arivo Acceptance Auto Loan Receivables Trust, 5.4200%, 12/15/31 (144A) 1,000,000 999,525
Avis Budget Rental Car Funding AESOP LLC, 6.4400%, 8/21/28 (144A) 625,000 640,828
Avis Budget Rental Car Funding AESOP LLC, 5.8500%, 6/20/30 (144A) 1,350,000 1,384,367
Avis Budget Rental Car Funding AESOP LLC, 5.2300%, 12/20/30 (144A) 130,000 132,448
Brex Commercial Charge Card Master Trust, 6.0500%, 7/15/27 (144A) 1,250,000 1,257,974
Carvana Auto Receivables Trust, 6.0900%, 11/13/29 (144A) 427,000 440,579
Chase Auto Owner Trust, 4.9300%, 12/26/30 (144A) 1,500,000 1,497,874
Cherry Securitization Trust, 6.1300%, 11/15/32 (144A) 2,000,000 2,017,971
Compass Datacenters Issuer II LLC, 5.3160%, 5/25/50 (144A) 2,000,000 2,013,939
Compass Datacenters Issuer III LLC, 5.6560%, 2/25/50 (144A) 315,000 317,948
CyrusOne Data Centers Issuer I LLC, 5.5600%, 11/20/48 (144A) 765,000 769,122
Exeter Select Automobile Receivables Trust, 4.9100%, 12/15/31 1,000,000 996,472
FHF Issuer Trust, 6.4300%, 7/15/30 (144A) 200,000 204,992
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 1,500,000 1,509,796
FIGRE Trust, 5.5600%, 5/25/55 (144A)
‡
4,693,283 4,696,373
Hertz Vehicle Financing III LLC, 6.5300%, 2/25/28 (144A) 750,000 760,999
Hertz Vehicle Financing LLC, 3.7300%, 9/25/26 (144A) 23,333 23,306
Hilton Grand Vacations Trust, 5.2700%, 8/27/40 (144A) 753,613 757,204
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 148,618 150,355
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 260,172 259,869
Lendbuzz Securitization Trust, 9.1700%, 4/16/29 (144A) 651,000 698,007
Lendbuzz Securitization Trust, 5.1800%, 5/15/30 (144A) 1,000,000 1,003,307
Lendbuzz Securitization Trust, 5.2800%, 4/15/31 (144A) 2,862,000 2,857,248
Lyra Music Assets Delaware LP, 5.6040%, 9/20/65 (144A) 3,000,000 2,999,975
MetroNet Infrastructure Issuer LLC, 5.4000%, 8/20/55 (144A) 5,000,000 4,999,584
OCCU Auto Receivables Trust, 5.2000%, 10/15/31 (144A) 1,480,000 1,479,713
OCCU Auto Receivables Trust, 5.6000%, 11/15/34 (144A) 2,000,000 1,999,312
OneMain Financial Issuance Trust, 2.2100%, 9/14/35 (144A) 381,000 361,437
Pagaya AI Debt Grantor Trust, 5.1560%, 7/15/32 (144A) 1,999,829 2,002,435
QTS Issuer ABS I LLC, 5.4390%, 5/25/55 (144A) 3,500,000 3,516,682
RCKT Trust, 5.1600%, 7/25/34 (144A) 1,500,000 1,497,132
Santander Bank Auto Credit-Linked Notes, 6.4930%, 6/15/33 (144A) 41,088 41,201
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 629,843 632,843
SCCU Auto Receivables Trust, 5.0800%, 2/17/32 (144A) 1,000,000 998,801
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A) 1,489,053 1,492,312
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A) 520,000 532,335
United Auto Credit Securitization Trust, 5.1500%, 6/10/30 (144A) 1,250,000 1,251,663
Western Funding Auto Loan Trust, 5.3400%, 11/15/35 (144A) 1,500,000 1,499,779
Zayo Issuer LLC, 5.6480%, 3/20/55 (144A) 2,150,000 2,172,135
Total Asset-Backed Securities (cost $56,221,824) 56,154,779
Collateralized Loan Obligation - 1 .1%
Voya CLO Ltd. 2024-7A C, CME Term SOFR 3 Month + 1.8500%, 6.1755%,
1/20/38 (144A)
‡
(cost $1,505,906) 1,500,000 1,504,768
Mortgage-Backed Securities - 0 .6%
Connecticut Avenue Securities Trust , SOFR30A + 1.2000% , 5.5500% , 5/25/45
(144A)
‡
310,137 310,354
FHLMC STACR REMIC Trust , SOFR30A + 1.2000% , 5.5500% , 5/25/45 (144A)
‡
431,093 431,641
Total Mortgage-Backed Securities (cost $742,852) 741,995
Exchange Traded Fund - 4 .9%
Janus Henderson AAA CLO ETF
£
(cost $6,369,276) 125,486 6,373,434

Janus Henderson Asset - Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Investment Companies - 64 .1%
Money Market Funds - 64 .1%
Janus Henderson Cash Liquidity Fund LLC, 4.3597%
£,∞
(cost $83,314,982) 83,298,323 $ 83,314,982
Total Investments (total cost $ 148,154,840 ) - 113 .9% 148,089,958
Liabilities, net of Cash, Receivables and Other Assets - (13.9%) (18,071,785)
Net Assets - 100.0% $130,018,173
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 148,089,958 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
7/23/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/25
............. Shares
Held at
7/31/25
Dividend
Income
Investment Company - 69.0%
Exchange Traded Fund - 4.9%
Janus Henderson AAA
CLO ETF $ – $ 6,369,276 $ – $ – $ 4,158 $ 6,373,434 125,486 $ –
Money Market Funds - 64.1%
Janus Henderson Cash
Liquidity Fund LLC,
4.3597%
∞
– 117,152,305 (33,837,375) 52 – 83,314,982 83,298,323 38,585
Total Affiliated Investments
- 69.0% $– $123,521,581 $(33,837,375) $52 $4,158 $89,688,416 $38,585
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
Futures Long:
U.S. Treasury 2 Year Notes 91 9/30/25 $ 18,835,578 $ (30,684)
U.S. Treasury 5 Year Notes 116 9/30/25 12,547,938 (34,583)
Total $(65,267)
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2025
Futures contracts:
Average notional amount of contracts - long $3,487,057

Janus Henderson Asset - Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
LLC Limited Liability Company
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
∞ Rate shown is the 7-day yield as of July 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2025 is $57,405,070 which represents 44.2% of net assets.

Janus Henderson Asset - Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 56,154,779 $ — $ 56,154,779
Collateralized Loan Obligation — 1,504,768 — 1,504,768
Mortgage-Backed Securities — 741,995 — 741,995
Exchange Traded Fund 6,373,434 — — 6,373,434
Investment Companies — 83,314,982 — 83,314,982
Total Assets $ 6,373,434 $ 141,716,524 $ — $ 148,089,958
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 65,267 $ — $ — $ 65,267
Total Liabilities $ 65,267 $ — $ — $ 65,267
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Asset - Backed Securities ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Asset - Backed Securities ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-71355 09-25